                      SUPPLEMENT DATED JANUARY 25, 2002 TO

                        PROSPECTUS DATED MAY 1, 2001 FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. ALL REFERENCES IN THE PROSPECTUS TO "NATIONWIDE SEPARATE ACCOUNT TRUST" OR "NSAT" ARE CHANGED TO "GARTMORE VARIABLE INSURANCE TRUST" AND "GVIT," RESPECTIVELY.

2.   EFFECTIVE JANUARY 25, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED
     NAMES:

     --------------------------------------------------------------- -------------------------------------------------------------
     OLD UNDERLYING MUTUAL FUND NAME                                 NEW UNDERLYING MUTUAL FUND NAME
     --------------------------------------------------------------- -------------------------------------------------------------
     Nationwide Separate Account Trust ("NSAT") - Capital            Gartmore Variable Insurance Trust ("GVIT") - Gartmore GVIT
     Appreciation Fund                                               Growth Fund: Class I


     NSAT - Dreyfus NSAT Mid Cap Index Fund                          GVIT - Dreyfus GVIT Mid Cap Index Fund: Class I


     NSAT - Federated NSAT Equity Income Fund                        GVIT - Federated GVIT Equity Income Fund: Class I


     NSAT - Federated NSAT High Income Bond Fund                     GVIT - Federated GVIT High Income Bond Fund: Class I


     NSAT - Gartmore NSAT Emerging Markets Fund                      GVIT - Gartmore GVIT Emerging Markets Fund: Class I


     NSAT - Gartmore NSAT Global Technology and Communications Fund  GVIT - Gartmore GVIT Global Technology and Communications
                                                                     Fund: Class I


     NSAT - Gartmore NSAT International Growth Fund                  GVIT - Gartmore GVIT International Growth Fund: Class I


     NSAT - Government Bond Fund                                     GVIT - Gartmore GVIT Government Bond Fund: Class I


     NSAT - J.P. Morgan NSAT Balanced Fund                           GVIT - J.P. Morgan GVIT Balanced Fund: Class I


     NSAT - MAS NSAT Multi Sector Bond Fund                          GVIT - MAS GVIT Multi Sector Bond Fund: Class I


     NSAT - Money Market Fund                                        GVIT - Gartmore GVIT Money Market Fund: Class I


     NSAT - Nationwide Global 50 Fund                                GVIT - Gartmore GVIT Worldwide Leaders Fund: Class I


     NSAT - Nationwide Small Cap Growth Fund                         GVIT - GVIT Small Cap Growth Fund: Class I


     NSAT - Nationwide Small Cap Value Fund                          GVIT - GVIT Small Cap Value Fund: Class I


     NSAT - Nationwide Small Company Fund                            GVIT - GVIT Small Company Fund: Class I


     NSAT - Strong NSAT Mid Cap Growth Fund                          GVIT - Strong GVIT Mid Cap Growth Fund: Class I


     NSAT - Total Return Fund                                        GVIT - Gartmore GVIT Total Return Fund: Class I


     NSAT - Turner NSAT Growth Focus Fund                            GVIT - Turner GVIT Growth Focus Fund: Class I
     --------------------------------------------------------------- -------------------------------------------------------------

3. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25, 2002:

     GARTMORE VARIABLE INSURANCE TRUST

     -    Turner GVIT Growth Focus Fund: Class I

     DREYFUS INVESTMENT PORTFOLIOS

     -    European Equity Portfolio: Initial Shares

4.   THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" ARE MODIFIED AS FOLLOWS:

                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets, after reimbursements and waivers)
     -------------------------------------------------------------------------------------------------------------------------
                                                                    Management      Other        12b-1      Total Underlying
                                                                       Fees        Expenses       Fees        Mutual Fund
                                                                                                                Expenses
     -------------------------------------------------------------------------------------------------------------------------
     GVIT Dreyfus GVIT Mid Cap Index Fund: Class I (formerly,           0.50%        0.40%        0.00%            0.90%
     NSAT Dreyfus NSAT Mid Cap Index Fund)

     GVIT Federated GVIT Equity Income Fund: Class I (formerly,         0.80%        0.31%        0.00%            1.11%
     NSAT Federated NSAT Equity Income Fund)

     GVIT Federated GVIT High Income Bond Fund: Class I                 0.80%        0.32%        0.00%            1.12%
     (formerly, NSAT Federated NSAT High Income Bond Fund)

     GVIT Gartmore GVIT Government Bond Fund: Class I (formerly,        0.50%        0.23%        0.00%            0.73%
     NSAT Government Bond Fund)

     GVIT Gartmore GVIT Growth Fund: Class I (formerly, NSAT            0.60%        0.23%        0.00%            0.83%
     Capital Appreciation Fund)

     GVIT Gartmore GVIT Money Market Fund: Class I (formerly,           0.39%        0.22%        0.00%            0.61%
     NSAT Money Market Fund)

     GVIT Gartmore GVIT Total Return Fund: Class I (formerly,           0.58%        0.23%        0.00%            0.81%
     NSAT Total Return Fund)

     GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                 1.00%        0.42%        0.00%            1.42%
     (formerly, NSAT Nationwide Global 50 Fund)

     GVIT GVIT Small Cap Growth Fund: Class I (formerly, NSAT           1.10%        0.50%        0.00%            1.60%
     Nationwide Small Cap Growth Fund)

     GVIT GVIT Small Cap Value Fund: Class I (formerly, NSAT            0.90%        0.30%        0.00%            1.20%
     Nationwide Small Cap Value Fund)

     GVIT GVIT Small Company Fund: Class I (formerly, NSAT              0.93%        0.26%        0.00%            1.19%
     Nationwide Small Company Fund)

     GVIT J.P. Morgan GVIT Balanced Fund: Class I (formerly, NSAT       0.75%        0.32%        0.00%            1.07%
     J.P. Morgan NSAT Balanced Fund)

     GVIT MAS GVIT Multi Sector Bond Fund: Class I (formerly,           0.75%        0.34%        0.00%            1.09%
     NSAT MAS NSAT Multi Sector Bond Fund)

     GVIT Strong GVIT Mid Cap Growth Fund: Class I (formerly,           0.90%        0.27%        0.00%            1.17%
     NSAT Strong NSAT Mid Cap Growth Fund)
     -------------------------------------------------------------------------------------------------------------------------

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

     Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. Currently, none of the underlying mutual funds assess a short-term trading fee.

5.   THE "EXAMPLE" TABLE IS MODIFIED AS FOLLOWS:

     EXAMPLE

     The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

     These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

     The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and assumed variable account charges of 3.15%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of optional benefits, the expenses would be lower.

     Deductions for premium taxes are not reflected but may apply.


     ---------------------------------------------------------------------------------------------------------------------------
                                 If you surrender your contract    If you do not surrender your   If you annuitize your contract
                                 at the end of the applicable        contract at the end of the     at the end of the applicable
                                         time period                   applicable time period              time period
     ---------------------------------------------------------------------------------------------------------------------------
                                    1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
     ---------------------------------------------------------------------------------------------------------------------------
     GVIT Dreyfus GVIT Mid Cap       106     183    252     440      43    129    216     440      *     129    216      440
     Index Fund: Class I
     (formerly, NSAT Dreyfus NSAT
     Mid Cap Index Fund)

     GVIT Federated GVIT Equity      108     189    262     458      45    135    226     458      *     135    226      458
     Income Fund: Class I
     (formerly, NSAT Federated
     NSAT Equity Income Fund)

     GVIT Federated GVIT High        108     189    263     459      45    135    227     459      *     135    227      459
     Income Bond Fund: Class I
     (formerly, NSAT Federated
     NSAT High Income Bond Fund)

     GVIT Gartmore GVIT Government   104     177    244     425      41    123    208     425      *     123    208      425
     Bond Fund: Class I (formerly,
     NSAT Government Bond Fund)

     GVIT Gartmore GVIT Growth       105     180    248     434      42    126    212     434      *     126    212      434
     Fund: Class I (formerly, NSAT
     Capital Appreciation Fund)

     GVIT Gartmore GVIT Money        102     174    238     414      39    120    202     414      *     120    202      414
     Market Fund: Class I
     (formerly, NSAT Money Market
     Fund)

     GVIT Gartmore GVIT Total        105     180    247     432      42    126    211     432      *     126    211      432
     Return Fund: Class I
     (formerly, NSAT Total Return
     Fund)

     GVIT Gartmore GVIT Worldwide    111     198    277     484      48    144    241     484      *     144    241      484
     Leaders Fund: Class I
     (formerly, NSAT Nationwide
     Global 50 Fund)

     GVIT GVIT Small Cap Growth      113     204    285     499      50    150    249     499      *     150    249      499
     Fund: Class I (formerly, NSAT
     Nationwide Small Cap Growth
     Fund)

     GVIT GVIT Small Cap Value       109     192    266     466      46    138    230     466      *     138    230      466
     Fund: Class I (formerly, NSAT
     Nationwide Small Cap Value
     Fund)
     ---------------------------------------------------------------------------------------------------------------------------

     ---------------------------------------------------------------------------------------------------------------------------
                                 If you surrender your contract    If you do not surrender your   If you annuitize your contract
                                 at the end of the applicable        contract at the end of the     at the end of the applicable
                                         time period                   applicable time period              time period
     ---------------------------------------------------------------------------------------------------------------------------
                                    1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
     ---------------------------------------------------------------------------------------------------------------------------
     GVIT GVIT Small Company Fund:   109     191    266     465      46    137    230     465      *     137    230      465
     Class I (formerly, NSAT
     Nationwide Small Company Fund)

     GVIT J.P. Morgan GVIT           107     188    260     455      44    134    224     455      *     134    224      455
     Balanced Fund: Class I
     (formerly, NSAT J.P. Morgan
     NSAT Balanced Fund)

     GVIT MAS GVIT Multi Sector      108     188    261     456      45    134    225     456      *     134    225      456
     Bond Fund: Class I (formerly,
     NSAT MAS NSAT Multi Sector
     Bond Fund)

     GVIT Strong GVIT Mid Cap        108     191    265     463      45    137    229     463      *     137    229      463
     Growth Fund: Class I
     (formerly, NSAT Strong NSAT
     Mid Cap Growth Fund)
     ---------------------------------------------------------------------------------------------------------------------------

     *The contracts sold under this prospectus do not permit annuitization during the first two contract years.

6. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES (IRAS)" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     - the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

7. THE FOURTH PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES (IRAS)" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

8. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "ROTH IRAS" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     - the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

9. THE "TAX SHELTERED ANNUITIES" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED TO INCLUDE THE FOLLOWING AS THE THIRD PARAGRAPH OF THE PROVISION:

     Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

10.  THE "STANDARD CHARGES AND DEDUCTIONS" PROVISION IS AMENDED TO INCLUDE THE
     FOLLOWING:

     SHORT-TERM TRADING FEES

     Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account. Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

     Currently, none of the underlying mutual funds offered as investment options under the contract assess a short-term trading fee.

     If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

     When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

     Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

     - scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

     -    contract loans or surrenders, including CDSC-free withdrawals; or

     -    transfers made upon annuitization of the contract.

     New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

11. THE PROVISION ENTITLED "MARKET TIMING FIRMS" IS REMOVED AND THE PROVISION ENTITLED "TRANSFERS AMONG THE SUB-ACCOUNTS" IS MODIFIED TO INCLUDE THE
     FOLLOWING:

     Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

     Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

     If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

12.  THE "REQUIRED DISTRIBUTIONS" PROVISION IS MODIFIED AS FOLLOWS:

     REQUIRED DISTRIBUTIONS

     Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

     The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

     REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

     In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

     Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

     Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

     REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

     Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

          (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

          (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

               (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

               (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

     In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

          (a) the death of the annuitant will be treated as the death of a contract owner;

          (b) any change of annuitant will be treated as the death of a contract owner; and

          (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

     These distribution provisions do not apply to any contract exempt from
     Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

     The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

     REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

     Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

          (a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

          (b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

     For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

     For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

     If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

     If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

          (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

          (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

          (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

     If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

          (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

          (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

          (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

     If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

     For Individual Retirement Annuities, SEP IRAs and Simple IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

     Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

13. THE LAST PARAGRAPH OF THE "NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS" PROVISION UNDER THE HEADING "FEDERAL INCOME TAXES" IS MODIFIED AS FOLLOWS:

     The non-natural person rules also do not apply to contracts that are:

     - acquired by the estate of a decedent by reason of the death of the decedent;

     - issued in connection with certain qualified retirement plans and individual retirement plans;

     - purchased by an employer upon the termination of certain qualified retirement plans;

     - immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

14.  THE LAST PARAGRAPH OF THE "WITHHOLDING" PROVISION IS MODIFIED AS FOLLOWS:

     If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

15.  THE "TAX CHANGES" PROVISION IS MODIFIED AS FOLLOWS:

     The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

     In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

     -    generally lowering federal income tax rates;

     - increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

     - increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

     -    eliminating and/or reducing the highest federal estate tax rates;

     -    increasing the estate tax credit; and

     -    for persons dying after 2009, repealing the estate tax.




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     All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

16.  "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS MODIFIED AS
     FOLLOWS:

     GARTMORE VARIABLE INSURANCE TRUST
     Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

         DREYFUS GVIT MID CAP INDEX FUND: CLASS I (FORMERLY, DREYFUS NSAT MID CAP INDEX FUND)
         Subadviser: The Dreyfus Corporation
         Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

         FEDERATED GVIT EQUITY INCOME FUND: CLASS I (FORMERLY, FEDERATED NSAT EQUITY INCOME FUND)
         Subadviser: Federated Investment Counseling
         Investment Objective: Above average income and capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in income producing U.S. and foreign equity securities and securities that are convertible into common stock.

         FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I (FORMERLY, FEDERATED NSAT HIGH INCOME BOND FUND)
         Subadviser: Federated Investment Counseling
         Investment Objective: To provide high current income. Under normal conditions, the Fund invests at least 80% of the Fund's net assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

         GARTMORE GVIT EMERGING MARKETS FUND: CLASS I (FORMERLY, GARTMORE NSAT EMERGING MARKETS FUND)
         Subadviser: Gartmore Global Partners
         Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

         GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I (FORMERLY, GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND) Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

         GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I (FORMERLY, GOVERNMENT BOND
         FUND)
         Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

         GARTMORE GVIT GROWTH FUND: CLASS I (FORMERLY, CAPITAL APPRECIATION
         FUND)
         Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.





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

         GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I (FORMERLY, GARTMORE NSAT INTERNATIONAL GROWTH FUND)
         Subadviser: Gartmore Global Partners
         Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

         GARTMORE GVIT MONEY MARKET FUND: CLASS I (FORMERLY, MONEY MARKET FUND) Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

         GARTMORE GVIT TOTAL RETURN FUND: CLASS I (FORMERLY, TOTAL RETURN FUND) Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

         GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I (FORMERLY, NATIONWIDE GLOBAL 50 FUND)
         Subadviser: Gartmore Global Partners
         Investment Objective: Long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world considered to be leaders.

         GVIT SMALL CAP GROWTH FUND: CLASS I (FORMERLY, NATIONWIDE SMALL CAP GROWTH FUND)
         Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger
         Berman, LLC and Waddell & Reed Investment Management Company Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

         GVIT SMALL CAP VALUE FUND: CLASS I (FORMERLY, NATIONWIDE SMALL CAP VALUE FUND)
         Subadviser: The Dreyfus Corporation
         Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

         GVIT SMALL COMPANY FUND: CLASS I (FORMERLY, NATIONWIDE SMALL COMPANY
         FUND)
         Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
         Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

         J.P. MORGAN GVIT BALANCED FUND: CLASS I (FORMERLY, J.P. MORGAN NSAT BALANCED FUND)
         Subadviser: J.P. Morgan Investment Management, Inc.
         Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal conditions, the Fund invests approximately 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.

         MAS GVIT MULTI SECTOR BOND FUND: CLASS I (FORMERLY, MAS NSAT MULTI SECTOR BOND FUND)
         Subadviser: Miller, Anderson & Sherrerd, LLP
         Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.




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





         STRONG GVIT MID CAP GROWTH FUND: CLASS I (FORMERLY, STRONG NSAT MID CAP GROWTH FUND)
         Subadviser: Strong Capital Management Inc.
         Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

         TURNER GVIT GROWTH FOCUS FUND: CLASS I (FORMERLY, TURNER NSAT GROWTH FOCUS FUND) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25, 2002)
         Subadviser: Turner Investment Partners, Inc.
         Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.





























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